Group information	12 Months Ended
Dec. 31, 2019
Group information [abstract]
Disclosure of subsidiaries
6.	Group information
Information about subsidiaries
The consolidated financial statements of the Group mainly include:

			Direct and indirect % equity interest
Name	Principal activities	Country	As at December 31, 2019	As at December 31, 2018	As at December 31, 2017
World Endurance Holdings, Inc. (“WEH”)	Sports & Events Services	United States	100.00	100.00	100.00
World Triathlon Corporation	Sports & Events Services	United States	100.00	100.00	100.00
Ironman Holdings I LLC	Sports & Events Services	United States	100.00	100.00	100.00
World Endurance Africa Holdings (Pty) Ltd.	Sports & Events Services	South Africa	100.00	100.00	100.00
IRONMAN 70.3 Durban (Pty) Ltd.	Sports & Events Services	South Africa	100.00	100.00	100.00
World Endurance South Africa (Pty) Ltd.	Sports & Events Services	South Africa	100.00	100.00	100.00
IRONMAN 70.3 South Africa (Pty) Ltd.	Sports & Events Services	South Africa	100.00	100.00	100.00
IRONMAN South Africa (Pty) Ltd.	Sports & Events Services	South Africa	100.00	100.00	100.00
IRONMAN 70.3 Cape Town (Pty) Ltd.	Sports & Events Services	South Africa	100.00	100.00	100.00
IRONMAN Epic Holdings (Pty) Ltd.	Sports & Events Services	South Africa	100.00	100.00	100.00
Grandstand Management (Pty) Ltd. 1	Sports & Events Services	South Africa	100.00	100.00	100.00
Cape Epic (Pty) Ltd. 1	Sports & Events Services	South Africa	100.00	100.00	100.00
Wanda Sports Holdings (USA) Inc.	Sports & Events Services	United States	100.00	100.00	100.00
World Endurance Holdings Pty Ltd.	Sports & Events Services	Australia	100.00	100.00	100.00
World Endurance Asia Pacific Pty Ltd.	Sports & Events Services	Australia	100.00	100.00	100.00
IRONMAN New Zealand Limited	Sports & Events Services	New Zealand	100.00	100.00	100.00
IRONMAN Endurance Asia Pte. Ltd.	Sports & Events Services	Singapore	100.00	100.00	100.00
IRONMAN (Asia) Pte. Ltd.	Sports & Events Services	Singapore	100.00	100.00	100.00
IRONMAN Asia (Thailand) Co. Ltd. 2	Sports & Events Services	Thailand	—	49.00	49.00
Ironman Maryland Events, LLC 3	Sports & Events Services	United States	—	—	100.00
IMU Holdings, LLC	Sports & Events Services	United States	100.00	100.00	100.00
Chesapeake Bay Bridge Run, LLC	Sports & Events Services	United States	100.00	100.00	100.00
The IRONMAN Foundation, Inc.	Sports & Events Services	United States	100.00	100.00	100.00
Competitor Group Holdings, Inc. 4	Sports & Events Services	United States	100.00	100.00	100.00
Competitor Group, Inc. 4	Sports & Events Services	United States	100.00	100.00	100.00
Competitor Publishing, Inc. 4	Sports & Events Services	United States	—	—	100.00
Inside Communications Inc. 4	Sports & Events Services	United States	—	—	100.00
Muddy Buddy Events, LLC 4	Sports & Events Services	United States	—	—	100.00
Triathlon Group North America, Inc. 4	Sports & Events Services	United States	—	—	100.00
Competitor Group Europe, S.A.R.L. 4	Sports & Events Services	Luxembourg	100.00	100.00	100.00
CG Portugal LDA 4	Sports & Events Services	Portugal	100.00	100.00	100.00
Competitor Spain S.L. 4	Sports & Events Services	Spain	100.00	100.00	100.00
Competitor Sports Ireland Limited 4	Sports & Events Services	Ireland	100.00	100.00	100.00
Competitor UK Limited 4	Sports & Events Services	United Kingdom	100.00	100.00	100.00
Competitor Group Events, Inc. 4	Sports & Events Services	United States	100.00	100.00	100.00
Competitor Canada Inc. 4	Sports & Events Services	Canada	100.00	100.00	100.00
US Raceworks LLC 4	Sports & Events Services	United States	—	—	100.00
Competitor Media UK Limited 4	Sports & Events Services	United Kingdom	—	—	100.00
World Endurance Cooperatief U.A.	Sports & Events Services	Netherlands	100.00	100.00	100.00
World Endurance B.V.	Sports & Events Services	Netherlands	100.00	100.00	100.00
World Endurance Malaysia Sdn. Bhd.	Sports & Events Services	Malaysia	100.00	100.00	100.00
IRONMAN Luxembourg S.A.R.L.	Sports & Events Services	Luxembourg	100.00	100.00	100.00
IRONMAN Canada Inc.	Sports & Events Services	Canada	100.00	100.00	100.00
World Endurance Australia Pty Ltd	Sports & Events Services	Australia	100.00	100.00	100.00
USM Events Pty Ltd.	Sports & Events Services	Australia	100.00	100.00	100.00
IRONMAN Sweden AB	Sports & Events Services	Sweden	100.00	100.00	100.00
World Triathlon Stockholm AB	Sports & Events Services	Sweden	55.00	55.00	55.00
IRONMAN Switzerland AG	Sports & Events Services	Switzerland	100.00	100.00	100.00
Swiss Epic AG	Sports & Events Services	Switzerland	100.00	100.00	100.00
IRONMAN Germany GmbH	Sports & Events Services	Germany	100.00	100.00	100.00
IRONMAN Denmark ApS	Sports & Events Services	Denmark	100.00	100.00	100.00
IRONMAN Ltd.	Sports & Events Services	United Kingdom	100.00	100.00	100.00
IRONMAN Ltd- Ironman Ireland	Sports & Events Services	Ireland	100.00	100.00	100.00
IRONMAN Unlimited Events UK Limited	Sports & Events Services	United Kingdom	100.00	100.00	100.00
IRONMAN Spain S.L	Sports & Events Services	Spain	100.00	100.00	100.00
IRONMAN Italy S.R.L	Sports & Events Services	Italy	100.00	100.00	100.00
IRONMAN Austria GmbH	Sports & Events Services	Austria	100.00	100.00	100.00
IRONMAN France S.A.R.L	Sports & Events Services	France	100.00	100.00	100.00
Infront France Travel S.A.S. 22	Sports & Events Services	France	100.00	100.00	100.00
Infront Sports & Media UK Ltd.	Sports & Events Services	United Kingdom	100.00	100.00	100.00
Infront X Holdings Inc., US 5	Sports & Events Services	United States	100.00	100.00	100.00
Infront X LLC 5	Sports & Events Services	United States	100.00	71.90	51.00
Omnigon Canada Inc. 5	Sports & Events Services	Canada	100.00	71.90	51.00
Omnigon Ltd. 5	Sports & Events Services	United Kingdom	—	71.90	51.00
Omnigon Russia ooo 5	Sports & Events Services	Russia	100.00	71.90	51.00
Infront Holding AG 6	Sports & Events Services	Switzerland	100.00	94.30	96.33
Infront Sports & Media AG (“ISMAG”)	Sports & Events Services	Switzerland	100.00	100.00	100.00
Infront X AG 23	Sports & Events Services	Switzerland	100.00	100.00	100.00
Infront Italy Holding Srl.	Sports & Events Services	Italy	100.00	100.00	100.00
Infront Italy Srl.	Sports & Events Services	Italy	100.00	100.00	100.00
Infront Centro Produzione Srl.	Sports & Events Services	Italy	100.00	100.00	100.00
Infront Sports & Media (China) Co. Ltd.	Sports & Events Services	China	100.00	100.00	100.00
Infront Sports & Media (Beijing) Co. Ltd.	Sports & Events Services	China	100.00	100.00	100.00
Infront Pan-Asia Holding Pte. Ltd.	Sports & Events Services	Singapore	100.00	100.00	100.00
Infront Football Media Pte. Ltd.	Sports & Events Services	Singapore	100.00	100.00	100.00
Host Broadcast Services (HBS) AG	Sports & Events Services	Switzerland	100.00	100.00	100.00
HBS France S.A.S.	Sports & Events Services	France	100.00	100.00	100.00
HBS France Production S.A.S.	Sports & Events Services	France	100.00	100.00	100.00
Infront France S.A.S.	Sports & Events Services	France	100.00	100.00	100.00
Infront Austria GmbH	Sports & Events Services	Austria	100.00	100.00	100.00
Infront Germany GmbH	Sports & Events Services	Germany	100.00	100.00	100.00
Infront B2RUN GmbH	Sports & Events Services	Germany	100.00	100.00	100.00
Infront Netherlands BV 7	Sports & Events Services	Netherlands	—	100.00	100.00
Infront Sportif Pazarlama J.S.L	Sports & Events Services	Turkey	100.00	100.00	100.00
IRONMAN Unlimited Oceania Limited 8	Sports & Events Services	New Zealand	—	—	—
Sella Communications S. à.r.l. 8	Sports & Events Services	France	—	—	—
Cap 111 S.à.r.l. 8	Sports & Events Services	France	—	—	—
Lagardère Unlimited Events AG 9	Sports & Events Services	Germany	—	100.00	100.00
Infront Pan-Asia Pte. Ltd.	Sports & Events Services	Singapore	100.00	100.00	100.00
Xletix GmbH, Germany 10	Sports & Events Services	Germany	100.00	100.00	—
Goalscout Srl 11	Sports & Events Services	Italy	—	—	—
Titan Active Limited 12	Sports & Events Services	Ireland	100.00	100.00	—
AROC Sport Pty Ltd. 13	Sports & Events Services	Australia	100.00	100.00	—
Youthstream Media SA 14	Sports & Events Services	Switzerland	100.00	—	—
Youthstream Group SAM 14	Sports & Events Services	Monaco	100.00	—	—
Youthstream Organisation 14	Sports & Events Services	Monaco	100.00	—	—
Youthstream Logistic SRO 14	Sports & Events Services	Slovakia	100.00	—	—
Business Run Eventorganisation GmbH 15	Sports & Events Services	Austria	100.00	—	—
HBS Germany GmbH 16	Sports & Events Services	Germany	100.00	—	—
hundert24 GmbH 17	Sports & Events Services	Germany	100.00	—	—
Threshold Sports Limited 18	Sports & Events Services	United Kingdom	100.00	—	—
Level99 Ltd 19	Sports & Events Services	United Kingdom	55.87	—	—
Level99 doo 20	Sports & Events Services	Serbia	100.00	—	—
Sunrise Events, Inc. 21	Sports & Events Services	Philippines	100.00	—	—

1.	Entities added as a result of the acquisition of Cape Epic in 2017.
2.	IRONMAN Asia (Thailand) Co. Ltd. was dissolved on July 19, 2019.
3.	Ironman Maryland Events, LLC was merged with and into World Triathlon Corporation on December 28, 2018.
4.
Entities added as a result of the acquisition of CGI in 2017. Competitor Publishing, Inc., Inside Communications Inc., Muddy Buddy Events, LLC, Triathlon Group North America, Inc. and US Raceworks LLC were merged with and into Competitor Group, Inc. on December 27, 2018. Competitor Media UK Limited was dissolved on January 23, 2018.

5.
The Group purchased the remaining 28.1% shares in Omnigon Group in April 2019. Omnigon Ltd. was liquidated in June 2019. Omnigon Holding Inc. was renamed to Infront X holdings Inc., US, Omnigon Communications LLC was renamed to Infront X LLC in 2019.

6.	As at December 31, 2019, the Group acquired the 5.7% of IHAG shares and increased its shareholding in IHAG from 94.3% to 100%.
7.	Infront Netherlands BV was merged into Infront Germany GmbH in 2019.
8.
IRONMAN Unlimited Oceania Limited was merged into IRONMAN New Zealand Limited on March 1, 2017. Sella Communications S.à.r.l. was merged into Infront France S.A.S. on January 1, 2017 and Cap 111 S.à.r.l. was merged into Infront France S.A.S. on July 1, 2017.

9.	Lagardère Unlimited Events AG was dissolved on July 9, 2019.
10.	Entity added as a result of the acquisition of Xletix GmbH, Germany in 2018.
11.	Entity added as a result of the acquisition of Goalscout Srl in 2018. Goalscout Srl was merged into Infront Italy Srl on January 18, 2018.
12.	Entity added as a result of the acquisition of Titan Active Limited in 2018.
13.	Entity added as a result of the acquisition of AROC Sport Pty Ltd. in 2018.
14.	Entities added as a result of the acquisitions of Youthstream Media SA,Youthstream Group SAM, Youthstream Organisation, Youthstream Logistic SRO on February 28, 2019. See Note 7.
15.	Entity added as a result of the acquisition of Business Run Eventorganisation GmbH on April 24, 2019. See Note 7.
16.	Entity added as a result of the incorporation of HBS Germany GmbH on August 1, 2019.
17.	Entity added as a result of the acquisition of hundert24 GmbH on April 30, 2019. See Note 7.
18.	Entity added as a result of the acquisition of Threshold Sports Limited on April 1, 2019. See Note 7.
19.	Entity added as a result of the acquisition of Level99 Ltd on August 31, 2019. See Note 7.
20.	Entity added as a result of the incorporation of Level99 doo on November 1, 2019.
21.	Entity added as a result of the acquisition of Sunrise Events, Inc. on March 22, 2019. See Note 7.
22.	Infront France Travel S.à.r.l. was renamed to Infront France Travel S.A.S. on July 30, 2017.
23.	Digital Media Content Sales AG was renamed to Infront X AG on December 27, 2018.
VIEs and subsidiaries of VIEs of the Group include
:

Direct and indirect % equity interest
Name	Principal activities	Country	As at December 31, 2019	As at December 31, 2018
Wanda Sports Co., Ltd. 1	Sports & Events Services	China	—	—

1
Controlled through VIE in 2019. Guangzhou Wanda Sports Development Co., Ltd., Chengdu WNCH Sports Industry Co., Ltd. (“the Double Heritage”), Gansu Dunhuang Silk Road Marathon Event Management Co., Ltd. and Beijing Evertop Sports Culture Media Co., Ltd. (“Yongda”), Wanda Sports (Shanghai) Co., Ltd., Chengdu Wanda Sports Development Co., Ltd., Guangxi Wanda Sports Development Co., Ltd., and Yibin Shunan Culture and Tourism Double Heritage Sports Industry Development Co., Ltd. are the subsidiaries of this company.

The holding company
The ultimate holding company of the Company is Dalian Hexing Investment Co., Ltd., which is based in Mainland China.

VIEs and subsidiaries of VIEs
As PRC laws and regulations prohibit foreign ownership of radio and television program production businesses, the Company primarily conducts its business in Mainland China through WSC and its subsidiaries. On March 14, 2019, Infront China, the Company’s wholly owned subsidiary in the PRC, entered into the Pledge Contract with the nominee shareholders, WG, BWCIGC and Mr. Jianlin Wang, of WSC for the equity interests in WSC held by the nominee shareholders of WSC. In addition, each nominee shareholder of WSC signed a Power of Attorney, and Infront China entered into the Exclusive Call Option Contract with WSC and nominee shareholders of WSC, which provide Infront China the power to direct the activities that most significantly affect the variable returns of WSC and to acquire the equity interests in WSC when permitted by the PRC laws, respectively. Infront China agreed to provide financial support to WSC for its operations which obligated Infront China to absorb losses of WSC that could potentially be significant to WSC. In addition, the aforementioned Powers of Attorney and the Exclusive Call Option Contract entitle Infront China to receive variable returns from WSC that are significant to WSC.
Despite the lack of technical majority ownership, Infront China has effective control of WSC through a series of VIE agreements and a parent-subsidiary relationship exists between the Company and WSC, which provides Infront China with (a) the power over the VIE; (b) rights and obligations to variable returns of the VIE; and (c) the ability to use its power over the VIE to affect the amount of the VIE’s returns. Through the VIE agreements, the shareholders of WSC assigned all of their voting rights underlying their equity interest in WSC to Infront China. Infront China has the right to receive variable returns from WSC that potentially could be significant to WSC; and Infront China has the obligation to absorb losses of WSC that could potentially be significant to WSC. Therefore, Infront China consolidates WSC and its subsidiaries as required by IFRS 10 Consolidated Financial Statements.
The principal terms of the VIE agreements are further described below:

(1)	Powers of Attorney
Pursuant to the powers of attorney signed by WSC’s nominee shareholders, each nominee shareholder irrevocably authorized Infront China to act on behalf of such shareholder as its exclusive agent and attorney to exercise all rights and power that such shareholder has in respect of its equity interest in WSC (including, but not limited to, all of such shareholders’ rights and voting rights to the sale, transfer, pledge or disposition of the equity interest in part or in whole, and the right to designate and appoint the directors and the executive officers of WSC). The powers of attorney are effective and irrevocable as long as the nominee shareholders remain as shareholders of WSC.

(2)	Exclusive Call Option Contract
Pursuant to the exclusive call option contract entered into amongst WSC’s nominee shareholders, WSC and Infront China, each nominee shareholder granted to Infront China an irrevocable and exclusive right to purchase all or part of its equity interests in WSC. The purchase price of the equity interests in WSC shall be the lower of (a) the actual capital contributions paid in the portion of the registered capital by the relevant shareholders for the call options and (b) the lowest price permitted under the PRC laws. Without Infront China’s prior written consent, each nominee shareholder will not amend WSC’s articles of association, increase or decrease WSC’s registered capital, sell, assign, transfer, dispose of, or create any encumbrance over the legal or beneficial interest in any equity interest of WSC, etc. The agreement shall be terminated upon the expiration of the term of operation of Infront China, which has the right to determine the extension of the term of operation of WSC; or terminated automatically upon the exercise in full by Infront China of its right to purchase all of the equity interests.

(3)	Exclusive services agreement
Pursuant to the exclusive services agreement entered into between WSC and Infront China, Infront China grants WSC the non-exclusive
right to use certain assets of Infront China and provide business support and technical and consulting services as the exclusive provider of such services to WSC, in return for a fee which is equal to 100% of the net profit of WSC and is adjustable at the sole discretion of Infront China. This agreement remains effective perpetually unless termination is required by Infront China with one month’s prior written notice.

(4)	Pledge Contract
Pursuant to the share pledge contract among WSC’s nominee shareholders, WSC and Infront China, nominee shareholders of WSC pledged all of their respective equity interests in WSC to Infront China as a continuing first priority security interest to guarantee the prompt and full performance of these nominee shareholders’ and WSC’s obligations under the powers of attorney, the exclusive call option contract and the exclusive services agreement. The nominee shareholders shall not have the right to exercise the voting rights and rights to dividend distribution attaching to the equity interests of WSC. If WSC or any of the nominee shareholders breaches its obligations, WSC is dissolved or the enforcement of the pledged equity interests of WSC is permitted under PRC laws, Infront China will be entitled to exercise its rights to the pledged equity interests, including the right to sell the pledged equity interests of WSC through an auction or a private sale. If the pledged equity interests of WSC are disposed for whatever reasons, all proceeds received will be attributed to Infront China and the nominee shareholders must transfer all proceeds collected to Infront China without consideration, to the extent permitted by PRC laws. This contract remains effective until the earlier of: (i) the discharge in full of the nominee shareholders’ and WSC’s obligations under VIE agreements, or (ii) the completion of the disposal of the pledged equity interests in WSC.
Amounts of pledged equity interest of WSC in which the Company has no legal ownership, are €154,145 and €148,733 as of December 31, 2019 and 2018 respectively.

In the opinion of the Company’s PRC legal counsel, (i) the ownership structure of Infront China and its VIE does not contravene any applicable PRC laws and regulations and (ii) the contractual arrangements with WSC and its nominee shareholders are valid and binding upon each party to such arrangements and enforceable against each party thereto in accordance with their terms and applicable PRC laws and regulations, and will not contravene any PRC laws and regulations currently in effect. However, PRC legal counsel has informed the Company that there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations, and future PRC laws and regulations, and there can be no assurance that the PRC regulatory authorities will not take a view that is contrary to, or otherwise different from, its opinion stated above.
Associates
The following table provides detailed information about equity interests in associates.

Name	December 31, 2019	December 31, 2018	December 31, 2017
FIS Marketing AG, Switzerland	24.5%	24.5%	24.5%
Beijing Iron Man Sports Entertainment Co., Ltd. 1	7.5%	7.5%	—
Cycling Unlimited AG	25.0%	—	—
Verein Tour de Suisse 2	n/a	—	—
Upsolut Sports (HYROX)	20.0%	—	—

1
Under the equity agreement, the Group had a seat on the board of directors (the board of directors has a total of 5 seats), the power of veto and a right of pre-emption.
Therefore, the Group exhibits significant influence over Beijing Iron Man Sports Entertainment Co., Ltd. (“Iron Man”) and treated it as an associate company.

2
Verein Tour de Suisse is an association without capital. Under the equity agreement, the Group has 25% voting right of Verein Tour de Suisse. Therefore, the Group exhibits significant influence over Verein Tour de Suisse and shall treat it as an associate company.

Joint ventures
The following table provides detailed information about equity interests in joint ventures.

Name	December 31, 2019	December 31, 2018	December 31, 2017
International Games Broadcast Services (IGBS) AG, Switzerland	50%	50%	50%
Infront Ringier Sports & Entertainment AG, Switzerland 1	—	50%	50%
DEB Eishockey Sport GmbH 2	—	—	50%
Business Run Freiburg GbR 3	—	50%	50%
OC 2018 IIHF WM APS 4	—	50%	50%
Lagardère Unlimited Events South Africa Proprietary Limited 5	—	50%	50%
Organizing Committee IIHF 2020 World Championship	50%	50%	50%

1	Infront Ringier Sports & Entertainment AG, Switzerland was disposed in 2019.
2	DEB Eishockey Sport GmbH was disposed on December 31, 2018.
3	Business Run Freiburg GbR was disposed in 2019.
4	OC 2018 IIHF WM APS was disposed in 2019.
5	Lagardère Unlimited Events South Africa Proprietary Limited was disposed on July 9, 2019.